SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2019	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023	Sep. 30, 2023 $ / ¥	Sep. 30, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss		¥ 62,669	$ 8,728	¥ 2,325	¥ (127,081)
Accumulated deficit				(656,898)			¥ (601,566)	$ (83,786)
Working capital deficit				211,325			¥ 171,678
Foreign currency exchange rate translation									7.1798	7.0998
Allowance for doubtful account		¥ 0		0	401
Land use right agreements term (in years)		50 years	50 years
Beijing Origin Seed Limited (note (i)) ("Beijing Origin")
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage by equity method investee (as a percent)									48.27%
Beijing Origin Seed Limited (note (i)) ("Beijing Origin")
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage by VEI subsidiary (as a percent)						49.00%
Advertising costs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising expense		¥ 0		0	¥ 0
Beijing Changping Technology Development Co. Ltd.("BC-TID") | Beijing Changping Technology Development Co. Ltd.("BC-TID")
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage by equity method investee (as a percent)	48.27%
Beijing Changping Technology Development Co. Ltd.("BC-TID") | Beijing Origin Seed Limited (note (i)) ("Beijing Origin")
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage by parent (as a percent)	51.00%					51.00%
Ownership percentage by VEI subsidiary (as a percent)	48.27%
Amount invested				¥ 137,700							$ 20,200